Financial risk management (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of Financial Assets and Liabilities by Class

	IFRS 13 Fair value hierarchy Level	IFRS 9 Classification (1)	2019 US$M	2018 US$M
Fair value hierarchy (2)
Current cross currency and interest rate swaps	2	Fair value through profit or loss	15	12
Current other derivative contracts (3)	2,3	Fair value through profit or loss	57	170
Current other investments (4)	1,2	Fair value through profit or loss	15	18
Non-current cross currency and interest rate swaps	2	Fair value through profit or loss	739	396
Non-current other derivative contracts (3)	2,3	Fair value through profit or loss	180	195
Non-current investment in shares	3	Fair value through other comprehensive income	34	33
Non-current investment in shares	3	Fair value through profit or loss	6	–
Non-current other investments (4)(5)	1,2,3	Fair value through profit or loss	344	375

Total other financial assets			1,390	1,199
Cash and cash equivalents		Amortised cost	15,613	15,871
Trade and other receivables (6)		Amortised cost	1,929	1,799
Provisionally priced trade receivables (6)	2	Fair value through profit or loss	1,446	1,126
Loans to equity accounted investments		Amortised cost	33	13

Total financial assets			20,411	20,008

Non-financial assets			80,450	91,985

Total assets			100,861	111,993

Current cross currency and interest rate swaps	2	Fair value through profit or loss	63	121
Current other derivative contracts (3)	2,3	Fair value through profit or loss	64	17
Non-current cross currency and interest rate swaps	2	Fair value through profit or loss	895	1,092
Non-current other derivative contracts (3)	2,3	Fair value through profit or loss	1	1

Total other financial liabilities			1,023	1,231
Trade and other payables (7)		Amortised cost	6,283	5,414
Provisionally priced trade payables (7)	2	Fair value through profit or loss	277	377
Bank overdrafts and short-term borrowings (8)		Amortised cost	20	58
Bank loans (8)		Amortised cost	2,498	2,555
Notes and debentures (8)		Amortised cost	21,529	23,298
Finance leases		Amortised cost	715	802
Other (8)		Amortised cost	66	92

Total financial liabilities			32,411	33,827

Non-financial liabilities			16,626	17,496

Total liabilities			49,037	51,323

(1)	For classifications under IAS 39 refer to note 38 ‘New and amended accounting standards and interpretations’.

(2)

All of the Group’s financial assets and financial liabilities recognised at fair value were valued using market observable inputs categorised as Level 2 with the exception of the specified items in the following footnotes.

(3)

Includes other derivative contracts of US$200 million (2018: US$213 million) categorised as Level 3. Significant items are derivatives embedded in physical commodity purchase and sales contracts of gas in Trinidad and Tobago with net assets fair value of US$202 million (2018: US$216 million).

(4)

Includes investments held by BHP Billiton Foundation which are restricted and not available for general use by the Group of US$309 million (2018: US$343 million) of which other investment (US Treasury Notes) of US$128 million categorised as Level 1 (2018: US$108 million).

(5)	Includes other investments of US$47 million (2018: US$47 million) categorised as Level 3.

(6)	Excludes input taxes of US$367 million (2018: US$338 million) included in other receivables. Refer to note 8 ‘Trade and other receivables’.

(7)	Excludes input taxes of US$162 million (2018: US$189 million) included in other payables. Refer to note 9 ‘Trade and other payables’.

(8)	All interest bearing liabilities, excluding finance leases, are unsecured.

Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge

The table below shows the carrying amounts of the Group’s notes and debentures by currency and the derivatives which hedge them:

•	The carrying amount of the notes and debentures includes foreign exchange remeasurement to period end rates and fair value adjustments when included in a fair value hedge.

•

The breakdown of the hedging derivatives includes remeasurement of foreign currency notional values at period end rates, fair value movements due to interest rate risk, foreign currency cash flows designated into cash flow hedges, costs of hedging recognised in other comprehensive income, ineffectiveness recognised in the income statement and accruals or prepayments.

•	The hedged value of notes and debentures includes their carrying amounts adjusted for the offsetting derivative fair value movements due to foreign currency and interest rate risk remeasurement.

		Fair value of derivatives
2019 US$M	Carrying amount of notes and debentures	Foreign exchange notional at spot rates	Interest rate risk	Recognised in cash flow hedging reserve	Recognised in cost of hedging reserve	Recognised in the income statement	Accrued cash flows	Total	Hedged value of notes and debentures
	A	B	C	D	E	F	G	B to G	A + B + C
USD	9,433	–	(253)	_	–	20	111	(122)	9,180
GBP	3,118	678	(517)	(57)	70	(2)	62	234	3,279
EUR	7,680	378	(566)	(100)	33	54	82	(119)	7,492
CAD	594	175	(22)	(5)	3	(4)	1	148	747
AUD	704	73	(4)	(1)	–	–	(5)	63	773

Total	21,529	1,304	(1,362)	(163)	106	68	251	204	21,471

2018 US$M	23,298	1,145	(633)	(85)	–	71	307	805	23,810

Summary of Reconciliation of Components of Equity and Analysis of Movements in Reserves for all Hedges

The following table shows a reconciliation of the components of equity and an analysis of the movements in reserves for all hedges. For a description of these reserves, refer to note 16 ‘Other equity’.

2019 US$M	Cash flow hedging reserve			Cost of hedging reserve			Total
	Gross	Tax	Net	Gross	Tax	Net
At the beginning of the financial year	85	(27)	58	–	–	–	58
Impact of adoption of IFRS 9	176	(52)	124	(176)	52	(124)	–
Add: Change in fair value of hedging instrument recognised in OCI	(327)	98	(229)	–	–	–	(229)
Less: Reclassified from reserves to interest expense – recognised through OCI	229	(68)	161	70	(20)	50	211

At the end of the financial year	163	(49)	114	(106)	32	(74)	40

Summary of Movement of Interest Bearing Liabilities and Related Derivatives

The movement in the year in the Group’s interest bearing liabilities and related derivatives are as follows:

2019 US$M	Interest bearing liabilities					Derivatives (assets)/ liabilities
	Bank loans	Notes and debentures	Finance leases	Bank overdraft and short- term borrowings	Other	Cross currency and interest rate swaps	Total
At the beginning of the financial year	2,555	23,298	802	58	92	805
Proceeds from interest bearing liabilities	250	–	–	–	–	–	250
Settlements of debt related instruments	–	–	–	–	–	(160)	(160)
Repayment of interest bearing liabilities	(308)	(2,198)	(75)	–	(23)	–	(2,604)

Change from Net financing cash flows	(58)	(2,198)	(75)	–	(23)	(160)	(2,514)

Other movements:
Interest rate impacts	–	729	–	–	–	(809)
Foreign exchange impacts	–	(311)	(11)	–	–	319
Other interest bearing liabilities/derivative related changes	1	11	(1)	(38)	(3)	49

At the end of the financial year	2,498	21,529	715	20	66	204

2018 US$M	Interest bearing liabilities					Derivatives (assets)/ liabilities
	Bank loans	Notes and debentures	Finance leases	Bank overdraft and short- term borrowings	Other	Cross currency and interest rate swaps	Total
At the beginning of the financial year	2,281	27,041	897	45	210	740
Proceeds from interest bearing liabilities	500	–	–	–	28	–	528
Settlements of debt related instruments	–	–	–	–	–	(218)	(218)
Repayment of interest bearing liabilities	(221)	(3,736)	(81)	–	(150)	–	(4,188)

Change from Net financing cash flows	279	(3,736)	(81)	–	(122)	(218)	(3,878)

Other movements:
Interest rate impacts	–	(353)	–	–	–	329
Foreign exchange impacts	–	245	(9)	–	–	(254)
Other interest bearing liabilities/derivative related changes	(5)	101	–	13	4	208
Liabilities transferred to held for sale	–	–	(5)	–	–	–

At the end of the financial year	2,555	23,298	802	58	92	805